Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Fair Value of Hierarchy of Valuation Inputs	The following table presents information about the Company’s assets that are measured at fair value on December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
	Level	December 31, 2023
Assets:
Cash held in Trust Account	1	$69,000,000
Liabilities:
Over-allotment option	3	$11,135
Equity:
Fair value of Public Warrants for common stock subject to possible redemption allocation	3	$43,470
Fair value of Public Rights for common stock subject to possible redemption allocation	3	$3,283,710

Schedule of Valuation of the Public Warrants and Rights	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants and rights:
December 29, 2023
Market price of public stock	$9.52
Term (years)	2.38
Risk-free rate	4.07%
Volatility	3.27%
The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants and rights:
December 29, 2023
Market price of public stock	$9.52
Term (years)	2.38
Risk-free rate	4.07%
Volatility	3.27%

Schedule of Assets, Derivative Financial Instrument and Equity Instruments that Measured at Fair Value	The following table presents information about the Company’s assets that are measured at fair value on September 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
	Level	September 30, 2024	December 31, 2023
Assets:
Marketable securities held in Trust Account	1	$71,697,384	$69,000,000
	Level	December 31, 2023
Liabilities:
Over-allotment option	3	$11,135
Equity:
Fair value of Public Warrants subject to possible redemption allocation	3	$43,470
Fair value of rights for common stock subject to possible redemption allocation	3	$3,283,710